FAIR VALUE OF FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Social Reality Llc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment	30.00%
Fair value of entity	$ 0
Senior Secured Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		$ 6,845,147